Other income - Details of other income (Details) - EUR (€) € in Millions	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Other income [abstract]
Share of result from associates and joint ventures		€ 35	€ 23	€ 141
Impairment of associates and joint ventures	€ (150)	(153)	(3)
Net result on derecognition of financial assets measured at amortised cost		(3)	(3)
Net monetary gain or loss		(250)
Other		70	166
Other income		€ (300)	€ 184